LEASE (Tables)	12 Months Ended
Dec. 31, 2019
LEASE
Summary of land use rights

December 31,
2018
Operating leases:
In the Mainland China, held on:
Leases less than 10 years	768,153
Leases between 10 and 50 years	2,753,882
Leases over 50 years	784,830
4,306,865

2018
As at January 1,	3,604,201
Additions	2,838
Acquisition of subsidiaries	460,638
Transfer from property, plant and equipment (Note 6)	382,242
Government grants	(34,174)
Disposal of subsidiaries	(728)
Amortization	(108,152)
As at December 31,	4,306,865

Summary of carrying amounts of right-of-use assets and the movements during the period

	Buildings	Machinery	Land use rights	Total
As at January 1, 2019	396,499	6,129,771	11,450,581	17,976,851
Additions	21,203	11,606	1,215,049	1,247,858
Transfer to investment properties (Note 7)	—	—	(239,765)	(239,765)
Transfer to property, plant and equipment (Note 6)	—	(1,674,260)	—	(1,674,260)
Government grants	—	(107,441)	—	(107,441)
Contract modification	(45,507)	—	(137,358)	(182,865)
Disposal of subsidiaries	—	—	(52,668)	(52,668)
Depreciation	(84,940)	(601,891)	(388,994)	(1,075,825)
Impairment losses	—	—	(1,448)	(1,448)
As at December 31, 2019	287,255	3,757,785	11,845,397	15,890,437

Summary of carrying amounts of lease liabilities and the movements during the period

2019
Lease liabilities
Carrying amount at January 1,	11,010,323
New leases	82,370
Contract modification	(178,575)
Accretion of interest recognized during the year	487,250
Payments	(3,032,106)

Carrying amount at December 31,	8,369,262

Analyzed into:
Current portion	1,358,654
Non-current portion	7,010,608

Summary of amounts recognised in profit or loss in relation to leases

2019
Interest on lease liabilities	487,249
Depreciation charge of right-of-use assets	1,075,825
Expense relating to short-term leases and other leases with remaining lease terms ended on or before December 31, 2019	63,626
Expense relating to leases of low-value assets	1,800
Total amount recognized in profit or loss	1,628,500

Summary of exercise date of extension and termination options that are not included in the lease terms

	Payable within	Payable after
	five years	five year
Extension options expected not to be exercised	—	—
Termination options expected to be exercised	—	—